United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle Suite 205, Darien, CT 06820

(Address of Principal Executive Offices)     (Zip code)

Registrant's Telephone Number, including Area Code: (203) 662 - 6659

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle Suite 205, Darien, CT 06820

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: July 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Apex Mid Cap Growth Fund

Annual Report

July 31, 2007

The Apex Mid Cap Growth Fund

C/o Bhirud Funds Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

  Telephone  (203) 662-6659, www.apexfund.net

    ANNUAL REPORT dated July31st, 2007

September 4, 2007

Management's Discussion of Fund Performance

Broadly speaking, the primary sectors in which we are currently invested are services, industrial goods, health care, financials, consumer goods, and basic materials.  This sector weighting is not by design, as our primary focus remains investing on the merits of individual companies, with diversification across a spectrum of growth industries that we believe best contribute to long-term performance.  We also have a healthy amount of cash at the fiscal year end, as we had become aware of the rising market volatility.

We continue to focus on finding, researching, and investing in exciting growth companies with long-term potential.  Some of our holdings tend to be for a long period of time and can hurt performance of the fund over a short term.  For example, both TiVo Inc. (TIVO), and CMG Inc. (CMGI), have been our largest holdings for years and have yet to perform to our expectations.

One of the major contributors to performance of our portfolio in the last 12 months has been our holding of AK Steel (AKS), which has appreciated nicely since our original purchase, which we sold as of press time.  Shanda Interactive (SNDA) has also contributed to our performance over the last 12 months and remains one of our core holdings.

Our current holdings, as usual, are highly diversified.  However, we are concerned about increasing volatility of the stock market in general.  Both the economic growth and corporate earnings have been strong for the last 12 months, largely as the global economic growth remains healthy.  However, credit markets are increasingly under strain due to rising default rates in the mortgage market.  This in turn is leading to dislocations and pricing risk in the so-called CDO (collateralized debt obligations) as well as asset-backed commercial paper markets.  As we go to press the Bush administration has announced several initiatives to help mortgages that are classified as sub-prime.  The Federal Reserve Board (FRB) has also promised to supply adequate financial liquidity to the banking system.

It is our hope that these measures, as well as perhaps more to come, should unfreeze the mortgage market and help the borrowers that are experiencing difficulties.  These measures could go a long way to alleviate the strain and calm the market in the long run.

Going forward, both stock and bond markets face risk on several fronts.  The housing cycle remains in a downtrend.  Consumers are highly leveraged and this could ultimately affect big-ticket items, primarily auto sales.  The rising credit spreads are also likely to increase the cost of borrowing for consumers.  So, there is a high probability of economic growth slowing.

On the positive side, we expect inflation to remain low, thus allowing the FRB to possibly offer one to several rate cuts in the next 12 months.  Overall we see a difficult and volatile environment for stocks with modest up trend.  We hope to create performance by focusing on companies that are less likely to be affected by economic slowdown as well as companies that have visibility of earnings.

Sincerely,

Suresh L. Bhirud, CFA

Chairman

Performance: The Bottom Line

The Apex Mid Cap Growth Fund

The line graph below shows how a $10,000 investment in the Fund made on December 23, 1992 (the date the fund began to invest in assets other than cash or cash equivalents in accordance with its investment objectives) would have become $2,997 (as of July 31, 2007). The line graph shows how this compares to the broad-based Standard & Poor's 500 Index and the Fund's bench mark, the Standard & Poor's MidCap 400 Index, over the same period.

The Apex Mid Cap Growth Fund (BMCGX)

BMCGX
S&P500 INDEX
S&P400 INDEX
72000.00
64000.00
56000.00
48000.00
40000.00
32000.00
24000.00
16000.00
8000.00
0.00
$66,401
$43,397
$2,997
921223
930730
940131
940729
950131
950731
960131
960731
970131
970731
980130
980731
990129
990730
20000131
20000731
20010131
20010731
20020131
20020731
20030131
20030731
20040130
20040731
20050131
20050731
20060131
20060731
20070131

Performance Comparison (Average Annual Total Returns) - For the periods ended July 31, 2007

	1 Year	5 Years	10 Years
Apex Mid Cap Growth Fund	+17.19%	+13.68%	-9.07%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	+16.13%	+11.81%	+5.97%
S&P Mid Cap (reflects no deduction for fees, expenses, or taxes)	+16.73%	+15.49%	+11.81%

All Fund performance numbers represent past performance numbers, and are no guarantee of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

SUMMARY OF FUND’S EXPENSES - (AUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 through July 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

See accompanying Notes to Financial Statements

Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (*)
	August 1, 2006	July 31, 2007	August 1, 2006 - July 31, 2007

Actual (17.19% return**)	$ 1,000	$1,171.88	$78.73
Hypothetical***	$ 1,000	$977.50	$71.68

*     Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period.     The annualized expense ratios for the Fund were 7.25%.

**   Returns are with expenses and not annualized.

*** Assumes a 5% annual return before expenses.

The above chart gives a visual breakdown of the Fund by the Industry Sectors the underlying securities represent as a percentage of the portfolio of investments.

See accompanying Notes to Financial Statements

THE APEX MID CAP GROWTH FUND
Schedule of Investments Report Date July 31, 2007

	CO. Name	Shares	% MV	Market Value

	Imclone Systems, Inc.*	400		13,160
Total	Biological Products (No Diagnostics Substances)		4.04%	13,160

	Tivo, Inc.*	3000		16,500
Total	Cable & Other Pay Television Services		5.07%	16,500

	Brocade Communications Systems, Inc.*	1000	2.16%	7,040
	F5 Networks, Inc.*	100	2.66%	8,669
Total	Computer Communications Equipment		4.83%	15,709

	Cityview Corp. Ltd.*	10000	0.16%	520
	GSV, Inc.*	200	0.02%	64
Total	Crude Petroleum & Natural Gas		0.18%	584

	Thoratec Corp.*	500		9,705
Total	Electromedical & Electrotherapeutic Apparatus		2.98%	9,705

	Apple, Inc.*	100		13,176
Total	Electronic Computers		4.05%	13,176

	JPC Cap Partners, Inc.*	116		3
Total	Financial Services		0.00%	3

	VPGI Corp.*	170		74
Total	Household Audio & Video Equipment		0.02%	74

	Monogram Biosciences, Inc.*	3000		4,980
Total	In Vitro & In Vivo Diagnostic		1.53%	4,980

	El Paso Corp.	200		3,330
Total	Natural Gas Transmission		1.02%	3,330

	Taser International, Inc.*	1800		27,486
Total	Ordnance & Accessories, (No Vehicles/Guided Missiles)		8.45%	27,486

	Millennium Pharmaceuticals, Inc.*	200		2,018
Total	Pharmaceutical Preparations		0.62%	2,018

	Amazon Com, Inc.*	100		7,854
Total	Retail - Catalog & Mail-Order Houses		2.41%	7,854

	Crocs, Inc.*	200		11,864
Total	Rubber & Plastic Footwear		3.65%	11,864

	E Trade Financial Corp.*	300		5,556
Total	Savings Institutions, Federally Chartered		1.71%	5,556

	Knight Capital Group, Inc.*	300	1.30%	4,242
	Schwab Charles Corp.	500	3.09%	10,065
Total	Security Brokers, Dealers & Flotation Companies		4.40%	14,307

	Verigy Ltd.*	12		294
Total	Semiconductors & Related Devices		0.09%	294

	Shanda Interactive Entertainment Ltd.*	500	4.42%	14,380
	The9 Ltd, ADR*	400	6.02%	19,600
Total	Services - Business Services		10.44%	33,980

	CO. Name	Shares	% MV	Market Value

	Divx, Inc.*	250	1.04%	3,378
	Napster, Inc.*	4050	3.47%	11,300
Total	Services - Computer Programming		4.51%	14,678

	Sohu Com, Inc.*	400		12,852
Total	Services - Computer Programming, Data Preparation		3.95%	12,852

	Baidu.Com, Inc.*	100	6.21%	20,198
	Sify Ltd.*	1500	3.39%	11,040
Total	Services - Computer Programming, Data Processing, Etc.		9.60%	31,238

	CMGI, Inc.*	12000		18,960
Total	Services - Direct Mail Advertising Services		5.83%	18,960

	Edulink, Inc.*	40000		12
Total	Services - Educational Services		0.00%	12

	Paychex, Inc.	150		6,207
Total	Services - Engineering, Accounting, Research, Management		1.91%	6,207

	Historic Lifepoint Hospitals, Inc.*	200		5,910
Total	Services - General Medical & Surgical		1.82%	5,910

	Diamond Hitts Production, Inc.*	9000		1
Total	Services - Health Services		0.00%	1

	Acclaim Entertainment, Inc.*	1000	0.00%	6
	Business Object S.A.*	100	1.38%	4,500
	CDC Corp.*	2000	5.45%	17,720
	Futuremedia Plc*	640	0.13%	435
Total	Services - Prepackaged Software		6.96%	22,661

	Netflix, Inc.*	550	2.91%	9,477
Total	Services - Video Tape Rental		2.91%	9,477

	Varian Semiconductor Equipment Associates, Inc.*	100	1.44%	4,700
Total	Special Industry Machinery		1.44%	4,700

	Vivus, Inc.*	8	0.01%	45
Total	Surgical & Medical Instruments		0.01%	45

	Ciena Corp.*	100	1.12%	3,653
	Tellabs, Inc.*	500	1.74%	5,675
	TPC Liquidation, Inc.*	200	0.00%	1
Total	Telephone & Telegraph Apparatus		2.87%	9,329

	TOTAL COMMON STOCK		97.32%	316,650

	CASH EQUIVALENTS		7.41%	24,097

	TOTAL INVESTMENTS		104.73%	340,747

	OTHER ASSETS (LESS LIABILITIES)		-4.73%	(15,385)

	NET ASSETS		100.00%	325,362
	NET ASSETS VALUE PER SHARE			1.50
	OFFERING PRICE PER SHARE			1.50

THE APEX MID CAP GROWTH FUND
Statement of Assets and Liabilities For the Year Ended July 31, 2007 (Audited)

Assets:
Investment Securities at Value (Identified cost - $481,433)	$ 340,747
Accrued Dividends	525
Due From Brokers	13,546
Total Assets		$ 354,818
Liabilities:
Accrued Expenses	(29,456)
Total Liabilities		$ (29,456)

Net Assets (Equivalent to $1.50 per share based on 218,753 shares outstanding)		$ 325,362

Composition of Net Assets:
Paid in Capital	$ 3,216,664
Distribution in excess of accumulated Net Realized loss	(2,726,518)
Net Unrealized Depreciation of Investments	(164,784)
Net Assets	$ 325,362

Statement of Operations For the Year Ended July 31, 2007 (Audited)

Investment Income:
Dividends		$ 792
Expenses:
Audit	$ 3,979
Fund Accounting	4,773
Transfer Agent	2,381
Trustee Fees	5,968
12b-1 Fees	813
Insurance	613
Fund Administration (Note 4)	654
Investment Advisor (Note 4)	3,270
Custodian	5,964
Total Expenses		28,415
Expense Reimbursement/waived by Advisor (Note 4)		(3,924)
Net Investment Income		(23,699)
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments		19,041
Change in Unrealized Appreciation on Investments		51,881
Net Realized/Unrealized Gain on Investments		70,922
Net Increase in Net Assets Resulting from Operation		$ 47,223

THE APEX MID CAP GROWTH FUND
Statement of Changes in Net Assets For Each Period (Audited)

				For the year	For the year
				ended	ended
				July 31, 2007	July 31, 2006
Increase (Decrease) in Net Assets
Net Investment Loss				$ (23,699)	$ (24,710)
Net Realized Gain (Loss) on Investments				19,041	(673,082)
Net Unrealized Appreciation of investments				51,881	681,428
Net Increase (Decrease) in Net Assets Resulting from Operations				47,223	(16,364)

Capital Share Transactions:
Shares Sold				11,902	6,100
Cost of Shares Redeemed				(28,622)	(150,267)
Decrease in Net Assets Due to Capital Share Transactions				(16,720)	(144,167)

Net Increase (Decrease) in Net Assets				30,503	(160,531)
Net Assets at Beginning of Period				294,859	455,390
Net Assets at End of Period				$ 325,362	$ 294,859

Financial Highlights For a Share Outstanding Throughout Each Period (Audited)

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	July 31, 2007	July 31, 2006	July 31, 2005	July 31, 2004	July 31, 2003
Net Asset Value -
Beginning of Period	$ 1.28	$ 1.37	$ 1.51	$ 1.65	$ 0.79
Net Investment Loss (a)	(0.11)	(0.10)	(0.10)	(0.02)	(0.09)
Net Gains or Losses on Securities
(realized and unrealized)	0.33	0.01	(0.04)	(0.12)	0.95
Total from Investment Operations	0.22	(0.09)	(0.14)	(0.14)	0.86

Distributions (From Net Investment Income)	0.00	0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00	0.00

Net Asset Value -
End of Period	$ 1.50	$ 1.28	$ 1.37	$ 1.51	$ 1.65
Total Return (b)	17.19%	(6.57)%	(9.27)%	(8.48)%	108.86%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	325	295	455	1,036	817

Ratio of Expenses to Average Net Assets	8.69%	7.96%	4.68%	3.35%	9.19%
Ratio of Net Income to Average Net Assets	-7.25%	-6.76%	-4.56%	-3.24%	-8.67%

Reimbursements/Waivers on Above - Ratios	1.20%	1.20%	1.20%	1.20%	1.20%

Portfolio Turnover Rate	177.92%	338.70%	161.01%	189.97%	128.42%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2007 (Audited)

1

SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio").  The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital.  The following is a summary of significant accounting policies followed by the Fund:

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method.  Interest income (including amortization of premium and discount, when appropriate) is recorded as earned.  Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

CAPITAL LOSS CARRY FORWARDS

The corporation is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carrybacks and carryovers.  These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual five) succeeding the loss year. At July 31, 2007, the company had capital loss carryovers of $2,321,185 which will expire as follows: $423,704 (2008), $204,043 (2009), $112,094 (2010), $239,889 (2011), $668,374 (2012), and $673,081 (2013). The $423,704 (2008) carryover is net of capital gains of $19,041 absorbed in 2006.

2.

CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001).  Transactions in shares of common stock for the year ended July 31, 2007 were as follows:

	For the Year Ended July 31,2007		For the Year Ended July 31, 2006
	Shares	Amount	Shares	Amount

Shares Sold	7,605	11,902	4,365	6,100
Shares Issued in Reinvestment of Dividends	0	0	0	0
Shares Redeemed	(19,429)	(28,622)	(106,173)	(150,267)

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2007 (Audited)

3.

INVESTMENTS

Purchases and sales of securities for the year ended July 31, 2007 other than short-term securities, aggregated $589,081 and $577,093, respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes:

Aggregate Cost is $418,433

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$38,340	$(203,124)	$(164,784)

4.

INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor.  As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the year ended July 31, 2007 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 3,270. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the year ended July 31, 2007 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $654.

From December 1, 1996, the U.S. Bank has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.

ORGANIZATION EXPENSES

The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.

DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 there under.  The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the year ended July 31, 2007, the Fund has incurred distribution costs of $813 payable to Bhirud Associates, Inc.

7.

TRANSACTIONS WITH AFFILIATES

During the year ended July 31, 2007 the Fund paid $5,848, brokerage commissions to Bhirud Associates, Inc.

8.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(23,699) as of July 31, 2007, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.

VB&T Certified Public Accountants, PLLC	183 Madison Avenue Suite 204 New York, NY 10016 T:1.212.448.0010 F:1.212.448.0053	4920 York Road, Suite 2EE1 P.O. Box 179 Buckingham, PA 18912 T:1.215.794.9444 F:1.215.794.9445	E-mail: fvbcpa@yahoo.com www.getcpa.com

Report of Independent Certified Public Accountants’

Shareholders and Board of Directors

Bhirud Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Apex Mid Cap Growth Fund (a portfolio of Bhirud Funds, Inc.) including the portfolio of investments, as of July 31, 2007 and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended.  These financial statements and the financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Apex Mid Cap Growth Fund at July 31, 2007, the results of its operations, changes in net assets and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principals.

VB&T Certified Public Accountants, PLLC

New York, NY

September 27, 2007

THE APEX MID CAP GROWTH FUND

C/o Bhirud Funds Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

Tel: (877) 593-8637

Trustees Information

The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees the Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position(s), Length of Time Served	Principal Occupations During Past 5 Years, Directorship Held
Officers and Interested Directors
Suresh L. Bhirud, 59 27 Winding Lane. Darien, CT 06820	Chairman of the Board and Treasurer since August 6,1992 President since July 23, 2002	Chairman of the Board and Treasurer; President of Bhirud Associates, Inc.

Disinterested Directors
Timothy M. Fenton, 64 6 Jackson Dr. Norwalk, CT 06851	Director since August 6, 1992	Licensed Realtor with William Raveis, since August 2002. Chairman of Fenton & Zelenetz Inc., (1990-2002), a direct marketing consulting firm.
M. John Sterba, Jr., 64, Investment Mgmt Advisors Inc. 156 Fifth Ave. New York, NY 10010	Director since August 6,1992	Chairman of Investment Management Advisors, Inc.
Alexander Norman Crowder, III, 72 159 E Ave., Old Forge Green New Canaan, CT 06840	Director since August 6,1992	Independent Management Consultant, since 1991 and part time Chairman of EFI Actuaries, Inc.

Investment Advisor & Distributor

Bhirud Associates, Inc.

Administrator

Bhirud Associates, Inc.

Custodian

US Bank, N.A.

Legal Counsel

David Jones & Assoc., P.C.

Independent Auditors

VB&T CPA, PLLC

OTHER ITEMS - PROXY VOTING

A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593-8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of the review by the Trustees were the nature and quality of the services provided by the Adviser, the reasonableness of the fees charged for those services, the investment performance of Bhirud Associates, Inc. (BAI), the costs of services and profits realized by BAI and potential economies of scale, specifically reduced operating expense ratios, to be realized by the Fund through its relationship with BAI or some alternative investment advisor.

The Board considered the nature, extent and quality of the services to be provided by the Adviser of the Fund pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities, implementation and enforcement of compliance procedures and financial reporting controls, and adherence to the Fund's investment objectives, policies and restrictions.  The Board concluded that the adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Agreement.

The Board also evaluated the investment performance of the Fund relative to the S&P Mid Cap Index over the last five years.  The Board noted that the Fund was ranked number one in performance by Lipper Inc. in 2003 among all funds tracked by Lipper and out-performed the S&P Mid Cap Index by a very wide margin.  The board also noted that since 2004, the Fund has under-performed the S&P Mid Cap Index.

The Board considered the fact that the Adviser voluntarily waived receipt of all of its Advisory fee as well as Administrative fee.

Based on its evaluation of all material aspects of the Advisory Agreement, including the foregoing factors, and such other information believed to be reasonably necessary to evaluate the terms of the Agreement, the Board, including all of the non-interested Trustees, concluded that the continuation of that Advisory Agreement would be in the best interest of the Fund's shareholders, and determined that the compensation to the Adviser provided for in the Agreement is fair and reasonable.

Investment Advisor:

Suresh L. Bhirud (President)

Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205

Darien, CT 06820

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's  principal executive officer and principal financial officer.  The  registrant  has  not  made any amendments to its code of ethics during  the covered period. The registrant has not granted any waivers from  any  provisions of the code of ethics during the covered period.

        A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The  registrant's  Board  of  Trustees has determined that it does not have  an  audit committee financial expert serving on its audit committee.  At  this  time,  the  registrant believes that the experience provided  by  each  member  of the audit committee together offers the registrant  adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The  registrant  has engaged its principal accountant to perform audit services,  audit-related  services,  tax  services  and other services during the past two fiscal years. "Audit services" refer to performing an  audit  of the registrant's annual financial statements or services that  are normally provided by the accountant in connection with statutory  and  regulatory  filings or engagements for those fiscal years.  "Audit-related  services"  refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered  by the principal accountant for tax compliance, tax advice, and tax  planning.  The  following table details the aggregate fees billed for  each  of  the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2006	FYE 7/31/2007	# of Hours spent in FYE 2007
Audit Fees	$4,000	$4,000	40
Audit-Related Fees	$ 0	$ 0	0
Tax Fees	$ 0	$ 0	0
All Other Fees	$ 0	$ 0	0

The  audit  committee has adopted pre-approval policies and procedures that  require  the  audit  committee to pre-approve all audit and non-audit  services of the registrant, including services  provided to any entity  affiliated  with the registrant. All of the principal accountant's  hours  spent  on auditing the registrant's financial statements  were  attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's  accountant  for  services to the registrant and to the registrant's  investment  adviser  (and  any other controlling entity, etc.not sub-adviser)  for the last two years.  The Audit Committee of the Board  of  Trustees  has considered whether the provision of non-audit services  that were rendered to the registrant's investment adviser is compatible  with  maintaining  the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 7/31/2006	FYE 7/31/2007
Registrant	$0	$0
Registrant’s Investment Advisor	$0	$0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable to open-end investment companies.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

        Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable to open-end investment companies.

ITEM 10.CONTROLS AND PROCEDURES

(a)     The Registrant's President and Treasurer has concluded that the Registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under  the  Investment  Company Act of 1940 (the "Act")) are effective  as  of  a date within 90 days of the filing date of the report that  includes the disclosure required by this paragraph, based on the evaluation of  these controls and procedures required by Rule 30a-3(b) under the Act.

(b)     There  were  no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.EXHIBITS

(a)     ANY CODE OF ETHICS OR AMENDMENT THERETO.

        Filed herewith.

(b)     CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

        Filed herewith.

(c)     CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

        Furnished herewith.

SIGNATURES

        Pursuant  to  the  requirements of the Securities Exchange Act of 1934 and  the  Investment  Company Act of 1940, the registrant has duly caused this report  to  be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 9, 2007

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 9, 2007